Stock Based Compensation - Grant date fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Risk-free interest rate	0.70%	0.40%
Expected term (in years)	6 years	5 years 8 months 12 days
Expected volatility	31.40%	31.40%
Expected dividend yield	0.00%	0.00%